Supplemental Financial Data (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of other expense in excess of 1 percent of total interest and non-interest income
Amortization of intangibles	$ 4,718	$ 4,248	$ 818
Postage, courier and armored car expense	3,901	2,467	460
Stationery, printing and supplies	2,825	1,810	289
Operational charge-offs	2,463	1,901	87
Travel	$ 2,316	$ 1,586	$ 382